United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: Quarter ended 08/31/13

Item 1. Schedule of Investments

Federated Total Return Bond Fund
Portfolio of Investments
August 31, 2013 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—44.0%
		Basic Industry - Chemicals—0.7%
$2,050,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$2,607,758
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	547,523
2,350,000		Ecolab, Inc., Sr. Unsecd. Note, 2.375%, 12/8/2014	2,395,256
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	5,284,241
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,991,797
300,000		Praxair, Inc., 3.25%, 9/15/2015	315,172
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	1,977,584
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,965,647
6,090,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	6,914,884
5,000,000	[1,2]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	5,492,885
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,426,810
2,900,000		Sherwin-Williams Co., 3.125%, 12/15/2014	2,987,673
		TOTAL	37,907,230
		Basic Industry - Metals & Mining—2.7%
650,000		Alcan, Inc., 5.00%, 6/1/2015	691,637
500,000		Alcoa, Inc., 5.87%, 2/23/2022	493,980
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,498,143
7,540,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	7,445,531
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	917,886
5,610,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	6,641,629
7,500,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	7,322,295
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,169,916
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	3,466,794
2,500,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	2,099,635
9,730,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	9,720,270
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,204,625
4,400,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	4,521,000
3,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	3,287,625
4,515,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	4,097,363
3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,551,490
4,115,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	4,550,807
1,950,000	[1,2]	Barrick Gold Corp., Sr. Unsecd. Note, Series 144A, 2.50%, 5/1/2018	1,836,130
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,345,495
4,000,000		Barrick N.A. Finance LLC, Sr. Unsecd. Note, 4.40%, 5/30/2021	3,736,636
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,483,500
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,009,747
1,210,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	1,190,312
420,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 10/15/2014	437,316
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,440,800
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	3,464,957
11,650,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	10,617,798
5,500,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	5,763,637
3,430,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	2,842,901
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,084,869
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	7,397,825

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$2,410,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	$2,799,135
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	7,596,195
7,800,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	9,995,973
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,035,841
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,936,552
8,090,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	8,567,901
		TOTAL	155,264,146
		Basic Industry - Paper—0.4%
7,200,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	8,859,945
3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	3,216,034
3,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	3,188,344
190,000		Westvaco Corp., 7.65%, 3/15/2027	205,006
1,350,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,447,820
2,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	3,486,531
4,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	4,820,868
		TOTAL	25,224,548
		Capital Goods - Aerospace & Defense—0.2%
600,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	642,227
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	4,317,500
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,491,250
1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	1,427,018
1,000,000		Rockwell Collins, Inc., Unsecd. Note, 4.75%, 12/1/2013	1,009,266
		TOTAL	10,887,261
		Capital Goods - Building Materials—0.5%
450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	472,500
2,400,000		Masco Corp., Sr. Unsecd. Note, 6.625%, 4/15/2018	2,646,000
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	14,684,350
8,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	8,984,790
		TOTAL	26,787,640
		Capital Goods - Construction Machinery—0.2%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	7,479,339
500,000		Caterpillar Financial Services Corp., Series MTN, 6.125%, 2/17/2014	513,186
4,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	4,072,464
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	73,530
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	473,143
		TOTAL	12,611,662
		Capital Goods - Diversified Manufacturing—0.8%
3,155,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	3,000,866
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,090,411
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,272,145
400,000		General Electric Co., Sr. Unsecd. Note, 5.25%, 12/6/2017	452,341
6,460,000		Harsco Corp., 5.75%, 5/15/2018	6,830,681
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,267,269
3,550,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	3,669,188
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,157,548
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,422,668
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,047,180
9,260,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	9,667,032
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,624,350

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	$1,579,070
2,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,732,153
		TOTAL	45,812,902
		Capital Goods - Environmental—0.1%
6,270,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	7,050,220
900,000		Waste Management, Inc., 7.375%, 3/11/2019	1,080,445
		TOTAL	8,130,665
		Capital Goods - Packaging—0.1%
1,810,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	1,898,637
3,520,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	3,687,408
		TOTAL	5,586,045
		Communications - Media & Cable—0.3%
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,915,888
2,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	1,762,622
5,800,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	5,793,869
3,080,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	2,895,958
		TOTAL	16,368,337
		Communications - Media Noncable—1.0%
5,370,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	5,232,437
10,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	9,279,440
3,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,084,193
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	273,562
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	7,740,904
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	698,426
15,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	14,481,015
2,500,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	2,274,715
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,355,488
9,610,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	8,688,238
		TOTAL	58,108,418
		Communications - Telecom Wireless—0.8%
5,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	7,855,950
1,800,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	1,625,360
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,689,741
3,100,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,277,918
3,500,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	3,476,501
9,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	9,752,310
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	4,459,966
8,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	8,004,607
500,000		Vodafone Group PLC, 4.625%, 7/15/2018	547,554
2,600,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	2,902,796
		TOTAL	45,592,703
		Communications - Telecom Wirelines—1.1%
500,000		AT&T, Inc., 5.60%, 5/15/2018	573,186
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	3,632,450
800,000		BellSouth Corp., 5.20%, 9/15/2014	837,394
6,050,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	6,322,250
16,130,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	14,597,650
5,255,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	5,440,018
2,370,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,592,003

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$296,000		Pacific Bell, Deb., 6.625%, 10/15/2034	$301,112
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,082,600
5,240,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,360,012
4,500,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,389,511
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	4,725,620
9,700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	11,196,739
1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,714,151
		TOTAL	63,764,696
		Consumer Cyclical - Automotive—2.9%
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	6,153,325
11,090,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	11,187,537
15,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	14,717,460
9,730,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	9,786,609
34,481,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	34,868,222
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,469,543
5,050,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	4,467,664
8,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	8,109,143
2,680,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	2,610,542
5,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	4,878,590
3,150,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	3,332,432
2,980,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	2,995,720
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,045,114
5,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	4,973,185
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	4,378,889
2,190,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	2,319,635
9,975,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	9,986,541
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	2,926,984
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	9,904,939
5,960,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	5,870,731
13,830,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	13,787,238
5,164,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	5,415,275
		TOTAL	167,185,318
		Consumer Cyclical - Entertainment—0.8%
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	13,251,432
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,397,830
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	2,776,771
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,154,500
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	5,977,019
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	8,087,769
4,030,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	4,112,837
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,674,604
1,580,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	1,563,042
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,769,102
		TOTAL	44,764,906
		Consumer Cyclical - Lodging—0.4%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,337,375
1,800,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	1,662,516
11,392,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	11,127,307
3,150,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	3,368,339

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Lodging—continued
$7,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	$7,757
		TOTAL	22,503,294
		Consumer Cyclical - Retailers—0.2%
500,000		CVS Caremark Corp., 4.75%, 5/18/2020	550,409
541,052	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	571,783
4,650,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	5,532,323
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,659,769
		TOTAL	9,314,284
		Consumer Cyclical - Services—0.3%
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,496,119
6,405,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	6,661,584
250,000		Stanford University, 3.625%, 5/1/2014	255,247
4,445,000		Texas A & M University System Board of Regents, Financing System Revenue Bonds (Series 2013B), 5.00% Bonds, 5/15/2022	5,132,152
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,571,409
2,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	2,053,500
		TOTAL	19,170,011
		Consumer Non-Cyclical - Food/Beverage—1.1%
250,000		Anheuser-Busch Cos., Inc., Note, 5.00%, 3/1/2019	278,711
330,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	369,237
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	5,052,898
4,480,000	[1,2]	ConAgra Foods, Inc., Series 144A, 6.625%, 8/15/2039	5,197,257
2,645,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	2,470,110
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,122,440
5,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	5,049,984
10,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	9,194,000
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	574,895
5,050,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	5,808,454
7,210,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	8,497,843
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	191,843
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	256,447
3,500,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	3,564,351
250,000		The Coca-Cola Co., 1.65%, 3/14/2018	248,026
1,510,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	1,542,323
7,800,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	8,020,576
		TOTAL	61,439,395
		Consumer Non-Cyclical - Health Care—0.2%
2,140,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	2,431,066
2,000,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	1,924,120
4,200,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	4,050,198
		TOTAL	8,405,384
		Consumer Non-Cyclical - Pharmaceuticals—0.7%
7,120,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,196,953
1,860,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	1,886,319
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	4,008,517
6,960,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	7,436,781
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,304,868
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	565,192
6,758,000		Pfizer, Inc., Sr. Unsecd. Note, 5.35%, 3/15/2015	7,230,100
5,730,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	6,853,292

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$645,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	$773,282
3,000,000		Wyeth, Sr. Unsecd. Note, 5.50%, 2/15/2016	3,332,862
		TOTAL	41,588,166
		Consumer Non-Cyclical - Products—0.2%
830,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	874,051
3,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,090,423
250,000		Kimberly-Clark Corp., 6.875%, 2/15/2014	256,971
2,840,000		Koninklijke Philips NV, 5.75%, 3/11/2018	3,253,692
500,000		Procter & Gamble Co., 2.30%, 2/6/2022	472,212
		TOTAL	8,947,349
		Consumer Non-Cyclical - Supermarkets—0.1%
4,000,000		Kroger Co., 7.50%, 1/15/2014	4,099,616
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,565,644
		TOTAL	7,665,260
		Consumer Non-Cyclical - Tobacco—0.1%
1,939,000		Altria Group, Inc., 9.25%, 8/6/2019	2,544,596
2,220,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	2,285,428
2,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	2,603,604
		TOTAL	7,433,628
		Energy - Independent—0.7%
1,875,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	1,826,269
1,440,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,509,634
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,710,135
1,730,000		Pemex Project Funding Master Trust, 5.75%, 12/15/2015	1,872,725
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,400,000
14,260,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	15,172,640
14,700,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	15,530,550
1,330,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	1,298,543
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	813,717
		TOTAL	41,134,213
		Energy - Integrated—1.9%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,411,592
3,470,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	3,633,055
8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	7,886,904
4,615,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	4,948,858
4,000,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	4,034,272
100,000		BP PLC, Deb., 8.75%, 3/1/2032	136,514
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	4,380,868
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,298,639
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,285,144
4,270,000		Hess Corp., 7.00%, 2/15/2014	4,381,421
13,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	13,611,602
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,077,782
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	4,991,365
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	6,992,085
20,300,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 4.375%, 5/20/2023	17,925,672
8,230,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	7,656,896
4,835,000		Phillips 66, Sr. Unsecd. Note, 1.95%, 3/5/2015	4,908,811
3,830,000		Phillips 66, Sr. Unsecd. Note, 4.30%, 4/1/2022	3,870,043

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$900,000		Shell International Finance B.V., 4.30%, 9/22/2019	$980,750
		TOTAL	106,412,273
		Energy - Oil Field Services—0.6%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,610,537
1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	2,152,897
6,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	6,077,889
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,183,921
4,600,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	4,733,621
2,275,000	[1,2]	Schlumberger Investment SA, Company Guarantee, 1.95%, 9/14/2016	2,308,518
250,000		Weatherford International Ltd., 5.125%, 9/15/2020	259,269
1,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,157,996
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	6,815,586
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	2,778,055
		TOTAL	33,078,289
		Energy - Refining—0.2%
500,000		Sunoco, Inc., 5.75%, 1/15/2017	535,971
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,748,927
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	3,086,969
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	919,240
		TOTAL	9,291,107
		Financial Institution - Banking—8.3%
500,000		American Express Centurion Bank, Series BKN1, 6.00%, 9/13/2017	574,154
8,595,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	9,187,883
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,107,352
6,840,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	7,174,791
5,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	5,292,760
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,237,360
3,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,112,505
1,350,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	1,522,647
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	12,033,350
13,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	12,475,606
500,000		Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	540,149
3,850,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	3,730,604
500,000		Barclays Bank PLC, 5.125%, 1/8/2020	549,903
2,500,000	[1,2]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 9/29/2049	2,562,500
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,979,545
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	19,290,313
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,953,055
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	8,222,803
9,300,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	10,011,208
17,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	17,950,124
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,137,574
5,500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.75%, 5/19/2015	5,827,321
11,600,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	11,775,694
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,788,418
500,000		Citigroup, Inc., Sub. Note, 5.00%, 9/15/2014	519,596
2,850,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	3,043,239
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	330,354
2,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	2,493,434

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$7,885,000		Credit Suisse AG New York, Sr. Unsecd. Note, 5.50%, 5/1/2014	$8,143,975
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,351,240
500,000		Credit Suisse Group AG, Sub., 5.40%, 1/14/2020	542,629
500,000		Deutsche Bank Trust Corp., Sub. Note, 7.50%, 11/15/2015	559,160
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	7,949,296
1,550,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,623,876
8,035,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.70%, 8/1/2015	8,397,828
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	782,793
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	315,833
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	1,508,025
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	534,133
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,086,278
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	13,052,052
11,470,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	12,593,246
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	2,721,790
500,000		Goldman Sachs Group, Inc., Sub. Note, 5.625%, 1/15/2017	544,444
16,600,000		HSBC Bank USA, N.A., Sr. Sub. Note, 4.625%, 4/1/2014	16,974,944
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,058,849
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,115,025
4,085,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	3,960,722
2,675,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	2,736,589
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,276,035
7,270,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	8,317,287
25,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	26,574,162
8,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	9,294,448
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	3,631,944
4,500,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,695,345
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,252,735
500,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series C, 6.40%, 8/28/2017	570,021
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,087,684
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, Series MTN, 5.45%, 7/15/2014	676,311
5,020,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	5,203,933
17,200,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	17,990,168
4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	4,255,480
4,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	4,290,612
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	1,639,536
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/28/2021	543,162
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	5,249,188
5,925,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	6,631,467
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	1,990,500
6,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.25%, 8/28/2017	7,226,598
6,300,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	5,774,750
500,000		Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	510,303
12,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	13,685,868
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 3.70%, 11/13/2014	5,174,025
2,000,000		PNC Bank, N.A., Sub. Note, Series BKNT, 6.00%, 12/7/2017	2,295,424
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,545,202
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,385,094
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.923%, 3/29/2049	435,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$13,600,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	$13,012,956
669,308	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	431,355
8,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	9,095,275
750,000		State Street Bank and Trust Co., Sub. Note, Series BKNT, 5.30%, 1/15/2016	817,131
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,544,215
500,000		SunTrust Banks, Inc., Sub. Note, 6.00%, 2/15/2026	527,914
2,180,000		U.S. Bank, N.A., Sub. Note, Series BKNT, 4.95%, 10/30/2014	2,289,467
2,950,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	3,141,455
2,300,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	2,426,298
500,000		Wachovia Corp., Sr. Note, 5.75%, 6/15/2017	569,394
6,990,000		Wachovia Corp., Sr. Unsecd. Note, 5.75%, 2/1/2018	8,006,521
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,396,939
6,150,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	6,483,951
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	6,007,138
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	10,525,113
		TOTAL	474,454,373
		Financial Institution - Brokerage—1.7%
5,180,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	6,038,196
10,830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	11,665,903
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,214,286
2,150,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,059,390
553,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	634,652
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,304,666
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,219,935
2,300,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,773,770
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	4,260,978
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	4,012,044
2,470,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	2,481,681
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	4,466,460
9,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	10,998,371
2,550,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	2,743,061
440,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	437,800
9,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	9,536,004
7,560,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	9,418,815
4,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	4,523,924
		TOTAL	94,789,936
		Financial Institution - Finance Noncaptive—2.2%
2,995,000		American Express Co., 2.65%, 12/2/2022	2,738,844
1,580,000		American Express Co., Sr. Unsecd. Note, 2.75%, 9/15/2015	1,637,861
9,668,000		American Express Co., Sr. Unsecd. Note, 7.25%, 5/20/2014	10,126,157
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	3,990,914
3,600,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	3,484,026
1,235,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,560,053
3,140,000		Discover Financial Services, 5.20%, 4/27/2022	3,249,517
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	3,749,152
8,260,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	8,549,381
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	16,208,310
500,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	598,587
1,750,000		General Electric Capital Corp., Series MTN, 5.625%, 9/15/2017	1,979,621

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Noncaptive—continued
$350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	$372,867
650,000		General Electric Capital Corp., Sr. Note, Series MTNA, 6.90%, 9/15/2015	723,543
8,880,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	9,191,866
8,800,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	9,271,733
500,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	561,440
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	3,876,080
770,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	711,638
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.375%, 10/20/2016	2,228,532
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	10,833,820
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	216,069
1,900,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	2,051,915
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,648,750
1,000,000		HSBC Finance Corp., Note, 5.50%, 1/19/2016	1,093,587
9,709,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	10,959,121
1,000,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.96%, 12/21/2065	860,000
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,107,910
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,099,754
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	871,863
		TOTAL	123,552,911
		Financial Institution - Insurance - Health—0.2%
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,577,290
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	3,127,136
		TOTAL	8,704,426
		Financial Institution - Insurance - Life—2.9%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	818,269
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,275,000
10,000,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	9,648,640
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,611,168
5,000,000		American International Group, Inc., Sr. Unsecd. Note, 3.375%, 8/15/2020	4,937,565
7,150,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	7,393,143
9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	11,204,275
9,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	9,797,130
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,979,402
500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	559,762
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	9,840,183
3,900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	3,969,003
8,000,000		Lincoln National Corp., Sr. Unsecd. Note, 4.85%, 6/24/2021	8,543,568
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	2,760,998
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	23,959,692
12,400,000	[1,2]	MetLife Institutional Funding II, Company Guarantee, Series 144A, 1.625%, 4/2/2015	12,537,752
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,694,991
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,267,000
3,600,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	3,630,798
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	326,302
500,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	602,831
2,310,000	[1,2]	Metropolitan Life Global Funding I, Sr. Secd. Note, Series 144A, 5.125%, 6/10/2014	2,392,698
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	13,166,962
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,334,044
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,660,426

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$5,233,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	$4,939,068
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,119,438
500,000		Prudential Financial, Inc., 6.20%, 1/15/2015	535,176
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,259,127
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	526,974
4,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	4,654,011
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	285,124
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,345,413
300,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	359,476
		TOTAL	165,935,409
		Financial Institution - Insurance - P&C—1.3%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,001,087
490,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	550,526
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,022,446
500,000		Berkshire Hathaway, Inc., 4.625%, 10/15/2013	502,272
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,645,694
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,350,321
3,700,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	4,135,967
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,614,966
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,558,307
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,172,449
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	897,163
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,803,334
5,350,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,500,068
5,000,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	4,823,655
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	1,787,371
75,000		Loews Corp., 5.25%, 3/15/2016	81,950
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	9,244,099
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,640,705
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	8,301,150
		TOTAL	75,633,530
		Financial Institution - REITs—1.1%
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,334,615
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	2,801,427
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	2,999,184
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,520,338
4,410,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	4,224,948
4,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	3,884,924
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,997,873
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	963,702
300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	317,377
3,400,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,536,663
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	6,026,481
4,100,000	[1,2]	Healthcare Trust of America, Series 144A, 3.70%, 4/15/2023	3,814,738
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,593,286
6,400,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	7,494,650
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,429,412
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,786,192

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REITs—continued
$2,100,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	$2,152,966
		TOTAL	62,878,776
		Municipal Services—0.0%
790,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	768,402
1,545,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,531,064
		TOTAL	2,299,466
		Sovereign—0.2%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,814,897
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,261,693
1,875,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,862,280
3,700,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	4,809,452
		TOTAL	13,748,322
		Technology—2.0%
3,650,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	3,769,366
3,035,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	2,807,190
4,750,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	4,587,488
2,625,000		Apple, Inc., Sr. Unsecd. Note, 1.00%, 5/3/2018	2,507,290
1,630,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	1,472,363
2,110,000		BMC Software, Inc., 7.25%, 6/1/2018	2,144,828
4,700,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	4,584,751
250,000		Cisco Systems, Inc., Sr. Note, 2.90%, 11/17/2014	257,251
6,010,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	6,675,854
250,000		Corning, Inc., 4.25%, 8/15/2020	271,098
3,460,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	3,399,903
5,750,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	5,198,909
14,820,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	17,200,181
500,000		Hewlett-Packard Co., 4.05%, 9/15/2022	477,249
8,440,000		Hewlett-Packard Co., 6.125%, 3/1/2014	8,649,033
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,165,041
3,320,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,368,967
1,830,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,906,454
6,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.65%, 12/9/2021	5,877,372
3,590,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	3,689,913
400,000		IBM Corp., 1.875%, 5/15/2019	390,288
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	4,177,883
4,850,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	4,769,868
6,060,000		KLA-Tencor Corp., 6.90%, 5/1/2018	7,027,309
5,000,000		Oracle Corp., 5.00%, 7/8/2019	5,665,840
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	579,019
2,100,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,101,709
1,750,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,720,430
4,730,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,033,482
		TOTAL	113,476,329
		Transportation - Airlines—0.5%
268,173		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	289,627
23,655,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	25,444,335
		TOTAL	25,733,962
		Transportation - Railroads—0.6%
1,898,000		Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	1,791,370

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—continued
$3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	$3,929,421
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	10,745,811
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,174,796
2,130,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 7.00%, 2/1/2014	2,183,225
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,248,884
5,925,000	[1,2]	Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2023	5,428,491
8,000,000		Norfolk Southern Corp., 3.00%, 4/1/2022	7,635,176
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,645,371
		TOTAL	36,782,545
		Transportation - Services—0.4%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	2,333,513
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	2,957,233
1,800,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	1,823,463
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	6,426,023
4,945,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	5,114,500
3,565,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	3,667,850
		TOTAL	22,322,582
		Utility - Electric—1.9%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,846,280
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	1,943,555
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,241,109
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	867,933
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	9,383,186
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,439,478
410,000		Consolidated Edison Co., Sr. Unsecd. Note, Series '06-C, 5.50%, 9/15/2016	462,261
2,950,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	3,805,152
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,413,680
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	462,719
5,885,000	[1,2]	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,148,495
2,990,000	[1,2]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	3,046,033
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,912,068
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	293,050
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	574,473
150,000		Exelon Corp., Sr. Unsecd. Note, 4.90%, 6/15/2015	159,695
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	8,921,376
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,561,245
2,950,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	2,830,248
1,007,035	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,079,034
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	1,820,674
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	3,893,549
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,480,099
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,207,095
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	8,666,069
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	980,116
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	319,638
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,428,901
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	999,460
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,348,146
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	489,524

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$500,000		Public Service Co., CO, 1st Mtg. Bond, Series 20, 5.125%, 6/1/2019	$570,245
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	600,647
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,695,015
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,379,713
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,731,360
		TOTAL	107,001,321
		Utility - Natural Gas Distributor—0.6%
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	15,545,714
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,648,717
1,110,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,215,901
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,651,924
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	5,965,715
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,292,901
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	4,002,858
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,078,228
		TOTAL	36,401,958
		Utility - Natural Gas Pipelines—0.8%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	696,858
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,153,965
7,785,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	8,152,872
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	8,089,360
3,550,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	3,592,618
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	436,609
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,711,316
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,475,132
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	3,935,445
3,850,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,507,389
5,760,000		Williams Partners LP, 5.25%, 3/15/2020	6,158,592
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,336,650
		TOTAL	48,246,806
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,405,936,563)	2,512,341,782
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
15,097		FNMA ARM 681769, 2.170%, 1/01/2033	15,799
		Government National Mortgage Association—0.0%
1,021		GNMA2 ARM 8717, 1.625%, 10/20/2025	1,047
2,396		GNMA2 ARM 80201, 30 Year, 2.000%, 5/20/2028	2,508
		TOTAL	3,555
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $19,102)	19,354
		ASSET-BACKED SECURITIES—0.1%
		Auto Receivables—0.0%
2,000,000		Santander Drive Auto Receivables Trust 2013-3, Class C, 1.81%, 4/15/2019	1,915,510
		Financial Institution - Finance Noncaptive—0.0%
190,009		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	146,915
		Student Loan—0.1%
6,000,000	[1,2]	SLMA 2013-B A2B, Class A2B, 1.284%, 6/17/2030	5,925,948
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,190,172)	7,988,373

Principal Amount or Shares			Value
		Commercial Mortgage-Backed Securities—3.3%
		Commercial Mortgage—3.3%
$7,700,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 6.001%, 2/10/2051	$8,411,808
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	10,131,140
7,514,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	7,424,144
11,270,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	11,312,820
3,700,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	3,836,941
7,200,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 4.104%, 6/10/2046	6,814,080
3,400,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	3,165,257
6,500,000		Commercial Mortgage Trust 2013-LC6, Class B, 3.739%, 1/10/2046	6,090,949
8,200,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.741%, 11/25/2045	7,156,456
7,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	7,566,192
7,700,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19, Class AM, 5.900%, 2/12/2049	8,259,141
8,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A, Class B, 5.013%, 2/15/2046	8,414,555
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.452%, 2/12/2051	7,602,252
31,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.298%, 12/12/2049	35,725,996
6,800,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	6,661,904
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	3,956,878
13,400,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class AS, 5.154%, 1/10/2045	14,488,691
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,157,091
19,500,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class AS, 3.835%, 4/15/2045	19,240,125
3,575,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	3,649,414
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $187,658,991)	188,065,834
		GOVERNMENT AGENCIES—2.3%
250,000		Federal Farm Credit System, 0.60%, 11/21/2016	245,441
100,000		Federal Farm Credit System, 0.98%, 8/15/2017	97,561
1,000,000		Federal Farm Credit System, Bond, 5.30%, 10/25/2017	1,150,822
2,000,000		Federal Farm Credit System, Bond, 5.30%, 4/6/2020	2,331,353
200,000		Federal Home Loan Bank System, 2.05%, 2/18/2021	201,253
4,500,000		Federal Home Loan Bank System, Bond, 1.375%, 12/11/2015	4,576,011
2,500,000		Federal Home Loan Bank System, Bond, 2.25%, 9/8/2017	2,574,918
500,000		Federal Home Loan Bank System, Bond, Series 4U-9016, 1.10%, 12/22/2016	500,624
115,000,000		Federal Home Loan Mortgage Corp., Note, 1.75%, 9/10/2015	117,911,110
250,000		Federal National Mortgage Association, 0.45%, 12/24/2015	248,525
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $126,170,934)	129,837,618
		U.S. TREASURY—6.5%
		U.S. Treasury Bonds—2.0%
130,000,000		United States Treasury Bond, 2.75%, 8/15/2042	107,321,097
2,900,000	[4]	United States Treasury Bond, 3.00%, 5/15/2042	2,531,383
2,500,000		United States Treasury Bond, 3.50%, 2/15/2039	2,440,137
1,200,000		United States Treasury Bond, 4.25%, 5/15/2039	1,326,539
		TOTAL	113,619,156
		U.S. Treasury Notes—4.5%
250,000		U.S. Treasury Note, STRIP, 0.000%, 11/15/2022	193,882
300,000		U.S. Treasury Note, STRIP, 0.000%, 11/15/2026	192,924
250,000		U.S. Treasury Note, STRIP, 0.000%, 11/15/2041	83,336
100,000,000		United States Treasury Note, 0.625%, 9/30/2017	97,257,810
10,500,000	[4]	United States Treasury Note, 1.250%, 10/31/2019	10,037,344
2,000,000		United States Treasury Note, 1.500%, 3/31/2019	1,964,687
29,500,000		United States Treasury Note, 1.625%, 8/15/2022	27,019,581

Principal Amount or Shares			Value
		U.S. TREASURY—continued
		U.S. Treasury Notes—continued
$13,950,000		United States Treasury Note, 1.625%, 11/15/2022	$12,703,219
15,700,000		United States Treasury Note, 1.750%, 5/15/2023	14,316,186
500,000		United States Treasury Note, 2.000%, 2/15/2022	477,964
1,000,000		United States Treasury Note, 5.125%, 5/15/2016	1,118,688
89,912,150	[5]	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	92,062,489
		TOTAL	257,428,110
		TOTAL U.S. TREASURY (IDENTIFIED COST $390,270,551)	371,047,266
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
32,913		Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	35,459
42,134		Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	45,819
78,285		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	83,336
22,582		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	23,984
49,464		Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	53,883
4,289		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	4,453
		TOTAL	246,934
		Federal National Mortgage Association—0.0%
18,723		Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	21,979
54,939		Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	61,048
13,139		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	13,398
124,585		Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	134,994
145,648		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	154,222
100,031		Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	108,452
		TOTAL	494,093
		Government National Mortgage Association—0.1%
10,240		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	11,895
7,065		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	8,079
6,653		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	7,706
14,984		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	17,176
18,090		Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	19,874
18,344		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	21,034
446		Government National Mortgage Association, Pool 271741, 9.00%, 3/15/2020	502
6,601		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	7,663
1,563		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	1,802
18,463		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	21,262
11,876		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	13,684
12,258		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	14,128
105,220		Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	116,077
76,020		Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	83,867
23,377		Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	25,793
114,795		Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	126,663
131,692		Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	145,320
164,824		Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	178,561
70,594		Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	76,478
63,388		Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	70,223
171,392		Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	185,570
12,702		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	14,811
954		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	1,108
521		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	610

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
2,682		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	$3,145
130		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	153
135,164		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	154,142
3,674		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	4,249
2,636		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	2,991
27,742		Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	32,739
75,794		Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	87,881
717		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	821
142,759		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	152,284
96,965		Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	106,448
1,539,358		Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	1,695,399
79,512		Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	86,528
43,367		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	49,902
69,848		Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	76,099
		TOTAL	3,622,667
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,962,519)	4,363,694
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.2%
		Commercial Mortgage—0.0%
500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.546%, 8/15/2039	532,504
		Federal Home Loan Mortgage Corporation—0.1%
2,000,000		Federal Home Loan Mortgage Corp. REMIC 2780 TG, 5.00%, 4/15/2034	2,167,284
878,400		Federal Home Loan Mortgage Corp. REMIC 2922 QE, 5.00%, 5/15/2034	924,256
400,000		Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.50%, 10/15/2025	439,942
2,000,000		Federal Home Loan Mortgage Corp. REMIC 3113 QE, 5.00%, 2/15/2036	2,180,576
		TOTAL	5,712,058
		Federal National Mortgage Association—0.0%
450,834		Federal National Mortgage Association REMIC 112 AN, 4.00%, 11/25/2018	469,795
6,566		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	7,301
3,769		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	4,292
2,000,000		Federal National Mortgage Association REMIC 96 QD, 5.50%, 12/25/2034	2,254,781
		TOTAL	2,736,169
		Government National Mortgage Association—0.1%
3,800,000		Government National Mortgage Association REMIC 11 QG, 5.00%, 2/16/2034	4,175,196
288,141		Government National Mortgage Association REMIC 2003-1 PE, 5.50%, 7/16/2032	299,527
64,969		Government National Mortgage Association REMIC 2004-86 TA, 4.00%, 7/20/2034	66,488
1,572,389		Government National Mortgage Association REMIC 27 PC, 5.50%, 3/20/2034	1,710,693
		TOTAL	6,251,904
		Non-Agency Mortgage—0.0%
1,261	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class B1-4, 2.713%, 1/28/2027	1,133
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,334,481)	15,233,768
		MUNICIPAL BONDS—1.2%
		Municipal Services—1.2%
9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72%, 12/1/2038	11,062,522
9,470,000		Chicago, IL, Taxable Project and Refunding (Series 2012B) GO Bonds, 5.432% Bonds, 1/1/2042	7,506,017
7,100,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	7,027,154
3,825,000		Florida State Turnpike Authority, Department of Transportation Turnpike Revenue Bonds (Series 2013B), 5.00% Bonds, 7/1/2020	4,431,530
10,000,000		Illinois State Sales Tax, Build Illinois Sales Tax Revenue Bonds ( Taxable Series of May 2013), 3.35% Bonds, 6/15/2028	8,816,800

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Municipal Services—continued
$3,160,000		Los Angeles, CA Wastewater System, Wastewater System Subordinate Refunding Revenue Bonds (Series 2012-B), 5.00% Bonds, 6/1/2023	$3,619,654
3,055,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds (Series 2006B), 5.25% Bonds, 7/1/2021	3,592,466
5,265,000		Minnesota State, UT GO Bonds (Series 2012A), 5.00% Bonds, 8/1/2022	6,127,670
6,315,000		New York City, NY, UT GO Bonds (Series 2013), 5.00% Bonds, 8/1/2024	7,055,686
2,630,000		New York State Urban Development Corp., Revenue Bonds (Series 2013A-1), 5.00% Bonds (New York State Personal Income Tax Revenue Bond Fund), 3/15/2020	3,038,860
5,260,000		Washington State, Various Purpose Refunding UT GO Bonds (Series 2013R-C), 5.00% Bonds, 7/1/2024	5,923,286
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $70,945,679)	68,201,645
		PREFERRED STOCKS—0.1%
		Finance - Commercial—0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00%	24,329
		Technology—0.1%
4,425	[1]	Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	4,408,683
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,477,163)	4,433,012
		INVESTMENT COMPANIES—41.7%[6]
5,394,501		Emerging Markets Fixed Income Core Fund	173,374,440
2,463,463		Federated Bank Loan Core Fund	25,176,591
131,270,709		Federated Mortgage Core Portfolio	1,277,263,998
84,434,826	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	84,434,826
22,559,509		Federated Project and Trade Finance Core Fund	220,180,806
91,856,532		High Yield Bond Portfolio	601,660,284
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,307,831,297)	2,382,090,945
		Repurchase Agreement—0.2%
11,669,000		Interest in $3,015,000,000 joint repurchase agreement 0.06%, dated 8/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,015,020,100 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,075,320,502 (purchased with proceeds from securities lending collateral). (AT COST)	11,669,000
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $5,530,466,452)[8]	5,695,292,291
		OTHER ASSETS AND LIABILITIES - NET—0.3%[9]	14,478,399
		TOTAL NET ASSETS—100%	$5,709,770,690
At August 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10U.S. Treasury Note 2-Year Long Futures	11,700	$2,571,075,000	December 2013	$1,255,644
10U.S. Treasury Note (CBT)10-Year Long Futures	600	$74,568,750	December 2013	$101,775
10U.S. Treasury Note 5-Year Short Futures	11,750	$1,406,236,334	December 2013	$(4,249,082)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,891,663)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,369,686,252 and $576,054,632, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/3/2013	21,677,300 Euro	$28,894,540	$(244,738)
9/3/2013	21,677,300 Euro	$28,660,422	$(10,620)
9/3/2013	21,677,300 Euro	$28,834,061	$(184,258)
9/3/2013	21,816,500 Euro	$29,193,531	$(359,755)
Contracts Sold:
9/3/2013	21,677,300 Euro	$28,894,323	$244,521
9/3/2013	21,677,300 Euro	$28,782,035	$132,233
9/3/2013	21,677,300 Euro	$28,975,613	$325,811
9/3/2013	21,816,500 Euro	$29,185,896	$352,119
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$255,313
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $348,710 and $542,784, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts and on Foreign Exchange Contracts is included in “Other Assets and Liabilities—
Net.”
The average notional amount of credit default swap contracts held by the Fund throughout the period was $269,800,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2013, these restricted securities amounted to $508,792,277, which represented 8.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2013, these liquid restricted securities amounted to $491,131,029, which represented 8.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at August 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$12,000,000	$13,251,432
Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	3/23/2010 - 3/25/2010	$4,469,250	$4,408,683
SMFC Trust Asset-Backed Certificates, 1997-A, Class B1-4, 2.713%, 1/28/2027	2/4/1998	$11,315	$1,133
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of August 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$11,305,156	$11,669,000
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holdings.
7	7-day net yield.
8	At August 31, 2013, the cost of investments for federal tax purposes was $5,530,523,622. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation and depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, b) outstanding foreign currency commitments; and c) futures contracts was $164,768,669. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $243,614,448 and net unrealized depreciation from investments for those securities having an excess of cost over value of $78,845,779.
9	Assets, other than investments in securities, less liabilities.
10	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Certain Investment Companies	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,511,910,427	$431,355	$2,512,341,782
Adjustable Rate Mortgages	—	19,354	—	19,354
Asset-Backed Securities	—	7,988,373	—	7,988,373
Commercial Mortgage-Backed Securities	—	188,065,834	—	188,065,834
Government Agencies	—	129,837,618	—	129,837,618
U.S. Treasury	—	371,047,266	—	371,047,266
Mortgage-Backed Securities	—	4,363,694	—	4,363,694
Collateralized Mortgage Obligations	—	15,233,768[1]	—	15,233,768
Municipal Bonds	—	68,201,645	—	68,201,645
Equity Securities:
Preferred Stocks
Domestic	—	4,433,012[1]	—	4,433,012
Investment Companies[2]	2,161,910,139	220,180,806	—	2,382,090,945
Repurchase Agreement	—	11,669,000	—	11,669,000
TOTAL SECURITIES	$2,161,910,139	$3,532,950,797	$431,355	$5,695,292,291
OTHER FINANCIAL INSTRUMENTS[3]	$(2,899,299)	$262,949	$—	$(2,636,350)
1	Includes $1,492 of a collateralized mortgage obligations security and $4,181,625 of a domestic preferred stock security transferred from Level 3 to Level 2 because observable market data was obtained for securities. These transfers represent the value of the securities at the beginning of the period.
2	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
3	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
STRIP	—Separated Trading of Registered Interest and Principal

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013